Risk Management Activities - Net Risk Management Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial Assets
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 677	$ 762
Not designated as a hedge | Financial Liabilities
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(10)
Not designated as a hedge | Financial Assets
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		52
Commodity risk management
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		728
Commodity risk management | Financial Assets
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	679
Commodity risk management | Current
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	59	81
Commodity risk management | Long-term
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	620	647
Commodity risk management | Not designated as a hedge
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		18
Commodity risk management | Not designated as a hedge | Financial Liabilities
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(8)
Commodity risk management | Not designated as a hedge | Current
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Commodity risk management | Not designated as a hedge | Long-term
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(8)	11
Commodity risk management | Not designated as a hedge | Current
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		7
Other
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		34
Other | Financial Assets
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(2)
Other | Current
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(3)	37
Other | Long-term
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1	(3)
Other | Not designated as a hedge | Financial Liabilities
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		34
Other | Not designated as a hedge | Current
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		37
Other | Not designated as a hedge | Long-term
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		(3)
Other | Not designated as a hedge | Financial Assets
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(2)
Other | Not designated as a hedge | Current
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(3)
Other | Not designated as a hedge | Long-term
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1
Cash flow hedges | Designated as a hedge | Financial Assets
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	687	710
Cash flow hedges | Commodity risk management | Designated as a hedge
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		710
Cash flow hedges | Commodity risk management | Designated as a hedge | Financial Assets
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	687
Cash flow hedges | Commodity risk management | Designated as a hedge | Current
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	59	74
Cash flow hedges | Commodity risk management | Designated as a hedge | Long-term
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	628	636
Cash flow hedges | Other | Designated as a hedge
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		0
Cash flow hedges | Other | Designated as a hedge | Financial Assets
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Cash flow hedges | Other | Designated as a hedge | Current
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Cash flow hedges | Other | Designated as a hedge | Long-term
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 0	$ 0